UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

527 MADISON AVENUE, SUITE 2600, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen B. Levithan, Esq. c/o Lowenstein Sandler PC 65 Livingston Avenue Roseland, New Jersey 07068
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 319-6670

Date of fiscal year end:	JUNE 30 2006

Date of reporting period:	JUNE 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

June 30, 2006
Special Situations Fund III, L.P.	Second Quarter Report

                                       SPECIAL SITUATIONS FUND III, L.P.__________________

                                                     INDEX TO THE SECOND QUARTER REPORT

                                                                                  JUNE 30, 2006
_________________________________________________________________________________

PAGE

Statement of Financial Condition                                            1

Portfolio of Investments                                                 2

Statement of Operations                                                        13

Statements of Changes in Partners’ Capital                                           14

Notes to the Financial Statements                                                  15

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF FINANCIAL CONDITION

JUNE 30, 2006
(Unaudited)

ASSETS

Investments, at fair value (cost $33,364,052)	$39,182,584
Cash and cash equivalents	5,670,885
Receivable for investments sold	452,070
Other assets	11,314

Total Assets	$45,316,853

LIABILITIES AND PARTNERS' CAPITAL

Liabilities

Payable for Units repurchased	$3,894,071
Payable for investments purchased	401,697
Administrator's fee payable	86,003
Consulting fee payable	14,027
Accrued expenses	143,282

Total Liabilities	4,539,080

Partners' Capital

Limited Partners	36,607,791
Corporate General Partner	3,738,893
Individual General Partners	431,089

Total Partners' Capital	40,777,773

Total Liabilities and Partners' Capital	$45,316,853

See the accompanying Notes to the Financial Statements.
1

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2006
(Unaudited)

		Fair
Shares	Common Stocks	Value

	Aerospace 0.23%
78,294	SPACEHAB, Inc.	$92,387

	Automotive Components 1.00%
22,371	Rush Enterprises, Inc. - Class A	406,481

	Biotechnology 6.92%
122,000	Aastrom Bioscience, Inc.	162,260
18,360	Combinatorx, Inc.	161,384
23,790	Cyclacel Pharmaceuticals, Inc.	160,583
89,127	La Jolla Pharmaceutical Company	327,098
103,027	Medivation, Inc.	530,589
35,587	Metabasis Therapeutics, Inc.	271,529
28,400	Opexa Therapeutics, Inc.	259,860
66,709	Sangamo BioSciences, Inc.	393,583
100,000	Tapestry Pharmaceuticals, Inc.	335,000
58,353	YM Biosciences, Inc. (Canada)	218,824
		2,820,710

	Building Materials 2.84%
200,000	American Mold Guard, Inc.	878,000
9,920	L.B. Foster Company	240,758
8,000	Viceroy Homes, Ltd. (Canada)	39,586
		1,158,344

	Chemicals 0.77%
40,500	KMG Chemicals, Inc.	312,660

	Communication Equipment - Software 2.90%
443,157	ION Networks, Inc.	48,747
122,015	MetaSolv, Inc.	344,082
51,186	PC-Tel, Inc.	437,128
180,869	Vertical Communication, Inc.	124,800
330,340	Vertical Communication, Inc. (Restricted)	227,935
		1,182,692

	Communication Products - Equipment 2.37%
42,763	Centillium Communications, Inc.	120,164
165,007	NMS Communications Corporation	597,325
102,172	Tut Systems, Inc.	247,256
		964,745

	Computer Equipment 0.97%
29,403	Optimal Group, Inc. (Canada)	397,235

.	See the accompanying Notes to the Financial Statements

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2006
(Unaudited)

		Fair
Shares	Common Stocks (Continued)	Value

	Computer Peripherals 0.67%
23,592	Immersion Corporation	$138,249
10,099	Printronix, Inc.	135,327
		273,576

	Computer Services - Software 6.77%
160,453	ClickSoftware Technologies, Ltd. (Israel)	275,979
21,986	CryptoLogic, Inc. (Canada)	532,501
60,600	Excapsa Software, Inc. (Canada)	79,519
430,000	Interplay Entertainment Corporation (Restricted)	-
40,698	LocatePlus Holdings Corporation (Restricted)	50,059
126,845	Net Perceptions, Inc.	83,718
59,532	Phoenix Technologies, Ltd.	286,349
110,505	Primal Solutions, Inc.	8,509
137,133	Quovadx, Inc.	353,803
13,600	Radware, Ltd. (Israel)	174,624
20	Stellent, Inc.	191
79,025	SumTotal Systems, Inc.	495,487
86,196	SupportSoft, Inc.	339,612
238,778	Unify Corporation	78,797
		2,759,148

	Computer Systems 4.12%
76,108	Adept Technology, Inc.	1,080,734
30,195	Performance Technologies, Inc.	208,346
56,133	SeaChange International, Inc.	390,686
		1,679,766

	Consumer Services 0.01%
46,889	OneTravel Holdings, Inc. (Restricted)	4,689

	Data Security 0.39%
46,144	Entrust, Inc.	157,351

	Diagnostics 0.64%
105,007	Ciphergen Biosystems, Inc.	116,558
30,510	Curagen Corporation	106,785
4,331	Solexa, Inc.	36,814
		260,157

	Electronic Components 3.31%
56,027	American Technology Corporation	149,592
25,351	Frequency Electronics, Inc.	329,056
40,125	Interlink Electronics, Inc.	126,394
206,633	Tvia, Inc.	743,879
		1,348,921

	See the accompanying Notes to the Financial Statements

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2006
(Unaudited)

		Fair
Shares	Common Stocks (Continued)	Value

	Electronic Equipment 0.83%
141,618	Iteris Holdings, Inc.	$337,051

	Electronic Instruments 2.72%
29,311	Image Sensing Systems, Inc.	383,385
30,123	Metretek Technologies, Inc.	517,513
58,540	TVI Corporation	206,646
		1,107,544

	Electronic Semiconductor 0.80%
100,054	PSi Technologies Holdings, Inc. (Philippines)	82,044
26,987	ParkerVision, Inc.	245,582
		327,626

	Energy - Oil & Gas 0.93%
20,129	Willbros Group, Inc. (Panama)	381,243

	Energy - Technology 1.33%
131,801	Catalytica Energy Systems, Inc.	187,157
104,500	Quantum Fuel Systems Technologies Worldwide, Inc.	355,300
		542,457

	Financial Services - Miscellaneous 0.05%
6,500	MicroFinancial Incorporated	22,425

	Gold Mining 0.62%
205,536	MK Resources Company	252,809

	Healthcare Services 1.72%
115,900	Syntax-Brillian Corp.	278,160
28,968	U.S. Physical Therapy, Inc.	424,092
		702,252

	Healthcare - Specialized Products & Services 1.21%
32,282	American Dental Partners, Inc.	492,623

	Housing - Construction 2.26%
55,567	Cavalier Homes, Inc.	294,505
43,165	Modtech Holdings, Inc.	292,227
34,612	U.S. Home Systems, Inc.	335,387
		922,119

	Information Services 1.50%
141,187	Guideline, Inc.	197,662
113,500	Pfsweb, Inc.	114,635
300,000	Pfsweb, Inc. (Restricted)	300,000
		612,297

	See the accompanying Notes to the Financial Statements
	4

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2006
(Unaudited)

		Fair
Shares	Common Stocks (Continued)	Value

	Insurance 2.00%
77,541	AmCOMP, Inc.	$817,282
16	Renaissance Acceptance Group, Inc.	-
		817,282

	Internet Commerce 1.03%
140,391	Corillian Corporation	419,769

	Media 0.11%
27,000	DHX Media (Canada)	43,740

	Medical Devices & Equipment 9.00%
42,984	ATS Medical, Inc.	102,732
24,143	Applied Imaging Corporation	43,457
107,845	Cardica, Inc.	853,054
28,300	Medwave, Inc.	71,599
48,204	Natus Medical Incorporated	476,738
84,157	Orthovita, Inc.	355,143
104,522	Precision Optics Corporation, Inc.	35,015
34,217	Quidel Corporation	325,062
66,313	Regeneration Technologies, Inc.	424,403
88,587	Sonic Innovations, Inc.	398,642
26,363	Vnus Medical Technologies, Inc.	220,922
582,784	World Heart Corporation (Canada)	361,326
		3,668,093

	Medical Instruments 1.99%
27,790	Caprius, Inc.	25,011
102,212	Electro-Optical Sciences, Inc. (Australia)	786,010
		811,021

	Oil Equipment 0.00%
650	Beluga Composites Corporation	-

	Online Services 2.73%
53,229	The Knot, Inc.	1,114,083

	Paper - Packaging 0.36%
47,850	Chase Packaging Corporation	-
23,700	Pope & Talbot, Inc.	147,651
		147,651

	Pharmaceutical Products 0.29%
12,000	Reliv International, Inc.	118,560

	Practice Management 0.44%
18,068	IntegraMed America, Inc.	179,777

	See the accompanying Notes to the Financial Statements

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2006
(Unaudited)

		Fair
Shares	Common Stocks (Continued)	Value

	Precious Metals 0.77%
64,286	Uranium Resources, Inc. (Restricted)	$315,001

	Restaurant 1.75%
71,761	Buca, Inc.	405,450
52,481	Monterey Gourmet Foods, Inc.	309,113
		714,563

	Retail 5.13%
19,904	1-800 CONTACTS, INC.	298,560
32,997	Bakers Footwear Group, Inc.	458,988
61,701	Dover Saddlery, Inc.	526,161
19,978	EZCORP, Inc.	752,971
46,237	Odimo Incorporated	53,977
		2,090,657

	Semiconductor 0.46%
32,477	CEVA, Inc.	187,717

	Semiconductor Equipment 3.63%
43,521	HI/FN, Inc.	268,960
101,660	Integral Vision, Inc.	95,560
109,215	Nova Measuring Instruments, Ltd. (Israel)	218,430
662,086	Tegal Corporation	251,593
73,699	Ultra Clean Holdings, Inc.	644,866
		1,479,409

	Services 2.12%
49,337	Collectors Universe, Inc.	689,731
13,638	OPNET Technologies, Inc.	176,748
		866,479

	Specialty Pharmaceuticals 0.32%
36,366	Critical Therapeutics, Inc.	130,918

	Technology - Miscellaneous 3.07%
107,145	iPass, Inc.	600,012
87,284	Intermap Technologies Corp. (Canada)	431,899
328,761	Supercom, Ltd. (Israel)	220,270
		1,252,181

	Telecom Equipment 2.53%
54,043	COMARCO, Inc.	539,890
100,000	Network Equipment Technologies, Inc.	314,000
96,908	Peco II, Inc.	179,280
		1,033,170

	Telecom Services 2.27%
46,356	SpectraLink Corporation	408,860
69,810	WPCS International Incorporated	518,688
		927,548

	See the accompanying Notes to the Financial Statements

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2006
(Unaudited)

		Fair
Shares	Common Stocks (Continued)	Value

	Telecommunications 0.76%
298,922	Emrise Corp.	$307,890

	Transportation 0.44%
49,800	Railpower Technologies Corporation (Canada)	107,140
13,200	Traffic.com, Inc.	73,788
		180,928

	Total Common Stocks 89.08%	36,325,745

		Fair
Shares	Preferred Stocks	Value

	Business Services 0.24%
24	UTIX Group, Inc. convertible	$99,000

	Computer Services - Software 0.42%
42,750	Zhongpin, Inc. convertible (Restricted)	171,000

	Data Security 0.62%
100,739	Verdasys, Inc. Series B convertible (Restricted)	254,668

	Electronic - Display 0.59%
549,484	E Ink Corporation (Restricted)	241,773

	Medical Instruments 0.04%
1,612	Caprius, Inc. convertible	14,508

	Transportation 0.09%
26,281	Velocity Express Corporation 6% convertible	37,056

	Total Preferred Stocks 2.01%	818,005

Principal		Fair
Amount	Corporate Bonds	Value

	Computer Peripherals 0.75%
$306,246	Immersion Corporation 5% convertible, due 12/22/09	$306,246

	Computer Services - Software 0.03%
$11,000	Primal Solutions, Inc. 5%, due 3/31/08 (Restricted)	11,000
€ 169,260	Titus Interactive 2%, due 7/1/05 (France)	-
		11,000

	Computer Systems 0.73%
$151,108	3D Systems Corporation 6% convertible, due 11/30/13	298,212

	Consumer Products 0.30%
$120,886	Rockford Corporation 4.5% convertible, due 6/11/09	120,886

	Total Corporate Bonds 1.81%	736,344

	See the accompanying Notes to the Financial Statements

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2006
(Unaudited)

		Fair
Warrants	Warrants	Value

	Biotechnology 0.72%
33,316	Alliance Pharmaceutical Corp. 10/30/06	$333
10,074	Isis Pharmaceutical, Inc. 8/23/10	19,947
96,038	La Jolla Pharmaceutical Company 12/14/10	13,445
3,847	Metabasis Therapeutics, Inc. 9/30/10	8,310
142,000	Opexa Therapeutics, Inc. 4/13/11	76,680
100,000	Tapestry Pharmaceuticals, Inc. 4/6/11	174,000
		292,715

	Biotechnology - Drug Delivery 0.00%
32,134	Aradigm Corporation 3/10/07	-
16,790	Aradigm Corporation 11/10/07	-
		-

	Building Materials 0.89%
200,000	American Mold Guard, Inc. Class A	192,000
200,000	American Mold Guard, Inc. Class B	172,000
		364,000

	Business Services 0.04%
1,500,000	UTIX Group, Inc. 1/13/11	15,000

	Communication Equipment - Software 0.02%
20,148	MetaSolv, Inc. 10/27/10	8,059
91,874	Vertical Communications, Inc. 9/30/06	-
9,523	Vertical Communications, Inc. 9/28/15 (Restricted)	-
3,614	Vertical Communications, Inc. 12/16/08 (Restricted)	-
		8,059

	Communication Products - Equipment 0.05%
4,663	Superconductor Technologies, Inc. 3/10/07	-
34,453	Superconductor Technologies, Inc. 9/26/07	-
59,336	Tut Systems, Inc. 7/22/10	18,988
		18,988

	Computer Peripherals 0.04%
6,105	Cambridge Display Technology, Inc. 12/22/10 (United Kingdom)	8,364
6,538	Immersion Corporation 12/23/09	8,107
		16,471

	Computer Services - Software 0.01%
805,910	LocatePlus Holding Corporation 7/8/10 (Restricted)	-
55,000	Primal Solutions, Inc. 3/31/11 (Restricted)	-
74,914	Unify Corporation 4/26/09	2,997
21,375	Zhongpin, Inc. 1/30/11 (Restricted)	-
		2,997

	See the accompanying Notes to the Financial Statements

SPECIAL SITUATIONS FUND III, L.P
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2006

(Unaudited)

		Fair
Warrants	Warrants (Continued)	Value

	Computer Systems 0.59%
134,321	Adept Technology, Inc. 11/18/08	$239,091

	Consumer Products 0.03%
5,713	Rockford Corporation 6/11/09	11,197

	Consumer Services 0.00%
187,557	OneTravel Holdings, Inc. 4/14/10 (Restricted)	-

	Diagnostics 0.09%
6,100	Solexa, Inc. 11/23/10	16,592
7,787	Solexa, Inc. 1/18/11	21,414
		38,006

	Electronic Components 0.01%
14,450	American Technology Corporation 7/18/09	4,624

	Electronic Equipment 0.12%
57,087	Iteris Holdings, Inc. B 8/16/07	49,666

	Electronic Semiconductor 0.03%
6,447	ParkerVision, Inc. 3/10/10	13,281

	Energy - Technology 0.00%
10,692	Arotech Corporation 6/30/08	107
4,680	Arotech Corporation 12/31/08	47
		154

	Information Services 0.04%
48,355	Guideline, Inc. 5/10/09	14,507

	Medical Devices & Equipment 0.02%
21,647	Applied Imaging Corporation 7/29/06	-
9,210	Orthovita, Inc. 6/26/08	6,447
536,190	World Heart Corporation 9/22/08 (Canada)	-
		6,447

	Medical Information Systems 0.00%
177,300	LifeRate Systems, Inc. 11/14/07	-

	Medical Instruments 0.01%
222,320	Caprius, Inc. 2/15/10	4,446
4,477	Caprius, Inc. 2/16/11	1,656
		6,102

See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2006
(Unaudited)

		Fair
Warrants	Warrants (Continued)	Value

	Semiconductor Equipment 0.06%
60,250	Tegal Corporation 7/14/10	$4,218
270,793	Tegal Corporation 9/19/10	18,956
16,622	Trikon Technologies, Inc. 10/22/07 (United Kingdom)	-
		23,174

	Technology - Miscellaneous 0.19%
75,316	Intermap Technologies Corp. 3/17/08 (Canada)	49,709
90,990	Supercom, Ltd. 12/9/10 (Israel)	29,117
		78,826

	Telecom Services 0.19%
12,152	GoAmerica, Inc. 12/19/08	-
705,171	WPCS International Incorporated 11/16/09	77,569
		77,569

	Telecommunications 0.00%
6,431	Q Comm International, Inc. 6/24/08	1,286

	Therapeutics 0.05%
12,868	Critical Therapeutics, Inc. 6/6/10	9,394
47,506	Memory Pharmaceuticals Corp. 9/22/10	10,936
		20,330

	Total Warrants 3.19%	1,302,490

	TOTAL INVESTMENTS (cost $33,364,052) 96.09%	$39,182,584

	All percentages are relative to Partners' Capital.

	All securities are non-income producing except for 3D Systems Corporation,
	Chitaly Holdings Limited, Collectors Universe, Inc., CryptoLogic, Inc.,
	Frequency Electronics, Inc., Immersion Corporation, LocatePlus Holdings
	Corporation, Primal Solutions, Inc., Printronix, Inc., Rockford Corporation,
	Stellent, Inc. and Velocity Express Corporation.

See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P

(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2006

(Unaudited)

		% of
		Partners'
Industry Concentration	Total	Capital

Aerospace	$92,387	0.23
Automotive Components	406,481	1.00
Biotechnology	3,113,425	7.64
Biotechnology - Drug Delivery	-	0.00
Building Materials	1,522,344	3.73
Business Services	114,000	0.28
Chemicals	312,660	0.77
Communication Equipment - Software	1,190,751	2.92
Communication Products - Equipment	983,733	2.41
Computer Equipment	397,235	0.97
Computer Peripherals	596,293	1.46
Computer Services - Software	2,944,145	7.22
Computer Systems	2,217,069	5.44
Consumer Products	132,083	0.32
Consumer Services	4,689	0.01
Data Security	412,019	1.01
Diagnostics	298,163	0.73
Electronic Components	1,353,545	3.32
Electronic - Display	241,773	0.59
Electronic Equipment	386,717	0.95
Electronic Instruments	1,107,544	2.72
Electronic Semiconductor	340,907	0.84
Energy - Oil and Gas	381,243	0.93
Energy - Technology	542,611	1.33
Financial Services	22,425	0.06
Gold Mining	252,809	0.62
Healthcare Services	702,252	1.72
Healthcare - Specialized Products & Services	492,623	1.21
Housing - Construction	922,119	2.26
Information Services	626,804	1.54
Insurance	817,282	2.00
Internet Commerce	419,769	1.03
Media	43,740	0.11
Medical Devices & Equipment	3,674,540	9.01
Medical Information Systems	-	0.00
Medical Instruments	831,631	2.04
Oil Equipment	-	0.00
Online Services	1,114,083	2.73
Paper - Packaging	147,651	0.36

See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P

(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2006

(Unaudited)

		% of
		Partners'
Industry Concentration (Continued)	Total	Capital

Pharmaceutical Products	$118,560	0.29
Practice Management	179,777	0.44
Precious Metals	315,001	0.77
Restaurant	714,563	1.75
Retail	2,090,657	5.14
Semiconductor	187,717	0.46
Semiconductor Equipment	1,502,583	3.69
Services	866,479	2.12
Specialty Pharmaceuticals	130,918	0.32
Technology - Miscellaneous	1,331,007	3.27
Telecom Equipment	1,033,170	2.53
Telecom Services	1,005,117	2.46
Telecommunications	309,176	0.76
Therapeutics	20,330	0.05
Transportation	217,984	0.53

TOTAL PORTFOLIO	$39,182,584	96.09%

See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2006
(Unaudited)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	$7,343,765
Net change in unrealized appreciation	(3,899,097)
Total Realized and Unrealized Gain on Investments		$3,444,668

INVESTMENT INCOME (LOSS)
Investment Income
Interest	71,426
Dividends (net of withholding taxes of $663)	15,528
Securities lending fees	12,376
Other	9,375
Total Investment Income	108,705

Operating Expenses
Administrator's fee	171,815
Professional fees	145,768
Independent General Partners' fees	40,000
Custody fee and other	20,210
Total Operating Expenses	377,793

Net Investment Loss		(269,088)

NET INCOME		$3,175,580

See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL

(Information Subsequent to December 31, 2005 is Unaudited)

	Per Limited		Corporate	Individual
	Partners'	Limited	General	General
	Unit	Partners	Partner	Partners	Total

YEAR ENDED
DECEMBER 31, 2005:

BALANCE,
DECEMBER 31, 2004		$483,206,780	$33,960,129	$4,201,449	$521,368,358

Capital contributions		29,131,500	-	-	29,131,500
Capital transfers		407	(214,660)	214,253	-
Allocation of net income:
Corporate General
Partner - Performance		-	2,672,329	-	2,672,329
Partners		9,891,257	705,713	92,344	10,689,314
Repurchases		(37,168,225)	-	-	(37,168,225)

BALANCE,
DECEMBER 31, 2005	$25,000	485,061,719	37,123,511	4,508,046	526,693,276

SIX MONTHS ENDED
JUNE 30, 2006:

Exchanges		(446,896,503)	(34,198,683)	(4,101,826)	(485,197,012)
Capital transfers		107	(107)	-	-
Allocation of net income:
Corporate General
Partner - Performance		-	635,116	-	635,116
Partners	$1,531	2,336,539	179,056	24,869	2,540,464
Repurchases		(3,894,071)	-	-	(3,894,071)

BALANCE,
JUNE 30, 2006	$25,000	$36,607,791	$3,738,893	$431,089	$40,777,773

See Note 4 for changes in Units outstanding.

See the accompanying Notes to the Financial Statements.

SPECIAL SITUATIONS FUND III, L.P.

(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2005 is Unaudited)

        NOTE 1 - GENERAL:

Organization:

Special Situations Fund III, L.P. (the “Fund”) was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994. The Fund is a closed-end interval fund registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund shall have perpetual existence unless sooner dissolved as provided for in the Agreement of Limited Partnership (the “Agreement”).

The Agreement provides for not less than three “Individual General Partners” and a “Corporate General Partner”. The General Partners, as a group, must own not less than one percent (1%) of the Fund’s outstanding Units. The Fund has five Individual General Partners of which four are independent.

The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership (“MGP”), of which the General Partner is AWM Investment Company, Inc. (“AWM”). Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a majority of MGP and AWM. Mr. Marxe is primarily responsible for managing the Fund’s investments and performing certain administrative services on its behalf.

The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

Exchange Tender and Safe Harbor Amendments:

On December 31, 2005, a “grandfather” provision, which had the effect of allowing the Fund to satisfy a “private placement safe harbor”, expired. This provision had allowed the Fund to be treated as a partnership for federal income tax purposes rather than as a publicly traded partnership, which is generally taxed as a corporation. The Fund is seeking to satisfy a different safe harbor, which in general, limits the semi-annual repurchase offers to a maximum of 5% of Units outstanding per semi-annual period (or 10% per year) and increases the repurchase request deadline from 14 days to 60 days prior to the repurchase pricing date (the “Safe Harbor Amendments”). These changes have the effect of reducing the liquidity of a partner’s investment in the Fund.

SPECIAL SITUATIONS FUND III, L.P.

(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2005 is Unaudited)

NOTE 1 - GENERAL (CONTINUED):

Exchange Tender and Safe Harbor Amendments (Continued):

A Special Meeting of Partners was held on November 16, 2005 to vote to (1) amend the Fund’s Agreement to give the Individual General Partners authority to make offers for special redemptions of Units (the “Redemption Authority Amendment”) and (2) consent to a proposed offer to be made by the Individual General Partners for Limited Partners who are “Qualified Purchasers” (as defined in the 1940 Act) to exchange their Units in the Fund for units of Special Situations Fund III QP, L.P., a Delaware limited partnership recently formed to be a companion fund to the Fund (the “Exchange Tender Offer Proposal”). These issues passed with majority consent. The Fund was granted exemptive relief from the Securities and Exchange Commission (the “Commission”) to permit the one-time Exchange Tender Offer at December 31, 2005.

In the Exchange Tender Offer, a limited partner who is a Qualified Purchaser had the option to: (i) accept the one-time exchange tender offer, (ii) accept the cash repurchase offer in whole or in part or (iii) remain invested in the Fund (with the expectation that the Fund will adopt the Safe Harbor Amendments). A limited partner who is not a Qualified Purchaser had the option to: (i) accept the cash repurchase offer in whole or in part or (ii) remain invested in the Fund (with the expectation that the Fund will adopt the Safe Harbor Amendments).

A Special Meeting of Partners was held on March 29, 2006 to vote to (1) amend the Fund’s Agreement to limit semi-annual repurchase offers by the Fund to partners to a maximum of 5% of Units outstanding per semi-annual period (or 10% per year) and (2) increase the repurchase request deadline for electing to accept a repurchase offer from the Fund from 14 days to 60 days prior to the repurchase pricing date. These Safe Harbor Amendments passed with majority consent.

The Fund submitted a request for an exemption of the Investment Company Act of 1940 to the Commission in May 2005 to allow for the repurchase request deadline to be more than 14 days from the repurchase pricing date. Commission approval is still pending on this exemption request. Due to the timing and uncertainty of the Commission’s response, and to ensure the continuance of the taxation of the Fund as a partnership, the Individual General Partners have requested the Limited Partners to consent to the suspension of the Fund’s current mandatory semi-annual repurchase policies. Such suspension shall be in effect until such time the exemption request is granted or the Individual General Partners deem it is in the best interest of the Fund to resume such policies. Should the Limited Partners consent to the suspension, they agree to rely solely on the authority of the Individual General Partners to make repurchase offers in their sole discretion. Although the Individual General Partners are not required to make semi-annual repurchase offers, it is their intention to make such offers within the guidelines that ensure the Fund will continue to be taxed as a partnership. Limited Partners had until June 19, 2006 to submit their consent cards, on which date it passed with majority consent.

SPECIAL SITUATIONS FUND III, L.P.

(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2005 is Unaudited)

NOTE 2 - ACCOUNTING POLICIES:

Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period. Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day. Securities for which market quotations are not available are valued at fair value as determined in good faith by the Individual General Partners. Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined using the specific identification cost method. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Cash and cash equivalents consist principally of cash balances held in a brokerage account.

The Fund entered into an agreement to lend portfolio securities to a qualified borrower in order to earn additional income. The terms of the lending agreement require that loans are secured by cash or securities with an aggregate market value at least equal to a percentage of the market value of the loaned securities agreed upon by the borrower and the Fund (which shall be not less than 100% of the market value of the loaned securities), computed on a daily basis. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to collateral. At June 30, 2006, there were no securities loans outstanding.

The Fund entered into a consulting agreement whereby the consultant will perform management and financial advisory services to companies (“covered investments”) in which the Fund invests. As compensation, the consultant earns ten percent of the appreciation on each covered investment for the agreed upon period. Of this amount, one half is currently payable and the remainder is deferred until a final payment date, as further defined in the consulting agreement.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SPECIAL SITUATIONS FUND III, L.P.

(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2005 is Unaudited)

NOTE 3 - ALLOCATION OF ACCOUNTING INCOME AND LOSSES:

The Agreement provides for allocations of profits and losses at the close of each fiscal period (see Note 4).

Net income is allocated: first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners’ capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP. If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered. For purposes of the performance allocation, net income for the six months ended December 31, 2005 was reduced by a loss carryover from June 30, 2005 of $42,838,098.

Net losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that losses in excess of an Individual General Partner’s or a Limited Partner’s capital balance will be allocated to MGP.

NOTE 4 - PARTNER CAPITAL ACCOUNT TRANSACTIONS:

All net income allocated to partners will be reinvested. In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the partner’s capital account divided by $25,000.

As of the close of each fiscal period, the Fund will generally offer to repurchase 5% of the outstanding Units. The repurchase request deadline had generally been June 16 and December 17, of each year, but is subject to change based on the Commission’s approval of the exemptive request discussed in Note 1.

The Fund has the right to sell additional Units at the beginning of each fiscal period.

SPECIAL SITUATIONS FUND III, L.P.

(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2005 is Unaudited)

NOTE 4 - PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

Changes in Units outstanding are as follows:

		Corporate	Individual
	Limited	General	General
	Partners	Partner	Partners	Total

Balance, December 31, 2004	19,328.2712	1,358.4051	168.0580	20,854.7343
Additional Units sold	1,165.2600	-	-	1,165.2600
Transfers	0.0163	(8.5864)	8.5701	-
Semi-annual adjustments of Units	395.6503	135.1217	3.6938	534.4658
Repurchases	(1,486.7290)	-	-	(1,486.7290)
Balance, December 31, 2005	19,402.4688	1,484.9404	180.3219	21,067.7311
Exchanges, January 1, 2006	(17,875.8602)	(1,367.9473)	(164.0730)	(19,407.8805)
Transfers	0.0043	(0.0043)	-	-
Semi-annual adjustments of Units	93.4616	32.5669	0.9948	127.0233
Repurchases	(155.7628)	-	-	(155.7628)
Balance, June 30, 2006	1,464.3117	149.5557	17.2437	1,631.1111

NOTE 5 - PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities for the six months ended June 30, 2006 aggregated $16,730,711 and $21,100,229, respectively.

NOTE 6 - INCOME TAXES:

No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partner’s respective share of the Fund’s income and expenses reported for income tax purposes.

NOTE 7 - RELATED PARTY TRANSACTIONS:

AWM is the administrator of the Fund. The administrator’s fee is computed monthly at an annual rate of 0.75% of the average net assets.

           The  Fund pays each Independent General Partner an annual fee of $20,000.

SPECIAL SITUATIONS FUND III, L.P.

(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2005 is Unaudited)

NOTE 8 - APPROVAL OF ADVISORY CONTRACT:

At a special meeting of the Independent General Partners (“IGPs”) of the Fund, they considered whether to approve the continuation of the existing Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and MGP Advisers Limited Partnership (“MGP”). In addition to the materials the IGPs had reviewed throughout the course of the year, the IGPs received materials relating to the advisory agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The approval of the Advisory Agreement and the continuation of MGP as the investment adviser of the Fund is based upon the following findings as well as the specific considerations discussed below: (1) that the Advisory Agreement with MGP is in the best interest of the Fund; (2) that the services to be performed by MGP pursuant to the Advisory Agreement are services required for the operation of the Fund; (3) that MGP can provide services the nature and quality of which are at least equal to those provided by others offering the same services; and (4) that the fees for such services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

In determining whether to approve the Advisory Agreement, the IGPs considered various relevant factors, including those discussed below.

Nature, Extent and Quality of Service

In considering the nature, extent and quality of service to the Fund, the IGPs reviewed the Fund’s investment objectives and strategy along with the advisory services provided to the Fund by MGP over both short- and long-term periods. The services provided include investment research, portfolio management and trading. The IGPs took into account the organizational depth and stability of the firm, noting that the Fund managers have considerable investment and trading experience and have managed the Fund since its inception. Furthermore, they do not use brokerage commissions to purchase third-party research.

Investment Performance

The IGPs considered the short- and long-term performance of the Fund, including both lesser and more profitable periods and noted favorable performance over the Fund’s history as compared with relevant market indices.

SPECIAL SITUATIONS FUND III, L.P.

(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2005 is Unaudited)

NOTE 8 - APPROVAL OF ADVISORY CONTRACT (CONTINUED):

Costs of Services Provided

The IGPs considered the compensation arrangement with MGP, such that the performance allocation of 20% is customary for the Fund’s peer group. The IGPs also noted the use of a “highwater” mark in determining the profit threshold. The IGPs reviewed the expense ratio of the Fund and determined it fair and reasonable as compared to the Fund’s peer group.

Profits

The IGPs considered the level of MGP’s profits in managing the Fund and concluded that the profit was fair and customary based on the Fund’s peer group.

Economies of Scale

The IGPs, in considering economies of scale, reviewed whether there have been or if there is a potential for the realization of future economies of scale, and whether the Fund’s investors would benefit from such scale. The IGPs noted that the consideration of economies of scale is not a determining factor as it relates to the approval of the Advisory Agreement with MGP.

In considering whether to approve the continuation of the advisory agreement, the IGPs did not weigh any one factor more than another. They concluded that the approval of the agreement was in the best interest of the Fund. The advisory agreement will continue for one year and is renewable by the IGPs after that for successive one year periods.

SPECIAL SITUATIONS FUND III, L.P.

(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2005 is Unaudited)

NOTE 9 - FINANCIAL HIGHLIGHTS:

	Six Months Ended June 30,	Year Ended December 31,
	2006	2005	2004	2003	2002	2001
Ratio of investment expenses to average net assets[1,2]	0.00%	0.00%	0.00%	0.57%	0.03%	0.00%

Ratio of operating expenses to average net assets[2]	1.66%	0.86%	0.84%	1.03%	0.94%	0.89%

Ratio of total expenses to average net assets[2]	1.66%	0.86%	0.84%	1.60%	0.97%	0.89%

Ratio of net income (loss) to average net assets[2]	13.95%	2.53%	23.09%	74.23%	(22.16)%	16.62%

Portfolio turnover rate	40.25%	55.90%	63.46%	52.43%	60.28%	91.33%

[1]The investment expenses reflected in the above ratio include, but are not limited to, consulting fees having a direct correlation to the performance of “covered investments”, as further defined in Note 2 herein.

[2]For periods less than one year, ratios have been annualized.

SPECIAL SITUATIONS FUND III, L.P.

(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2005 is Unaudited)

NOTE 10 - RETURN ON PARTNER INVESTMENT:

At June 30, 2006, the value of a $25,000 investment made at each respective subscription date is as follows:
Subscription Date	Value
January 1, 1994	$231,578
January 1, 1995	211,711
July 1, 1995	187,461
January 1, 1996	156,332
July 1, 1996	118,015
January 1, 1997	111,693
July 1, 1997	105,798
January 1, 1998	93,863
July 1, 1998	96,242
January 1, 1999	106,693
July 1, 1999	98,447
January 1, 2000	64,167
July 1, 2000	54,964
January 1, 2001	56,212
July 1, 2001	49,139
January 1, 2002	49,126
July 1, 2002	56,044
January 1, 2003	60,653
July 1, 2003	46,415
January 1, 2004	32,519
July 1, 2004	30,230
January 1, 2005	27,086
July 1, 2005	29,371
January 1, 2006	26,531

NOTE 11 - SECURITIES SOLD SHORT:

The Fund is subject to certain inherent risks arising from its activities of selling securities short. The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements. In addition, the Fund is required to maintain collateral with the broker to secure these short positions.

SPECIAL SITUATIONS FUND III, L.P.

(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2005 is Unaudited)

NOTE 12 - INVESTMENTS IN RESTRICTED AND ILLIQUID SECURITIES:

The Fund has made investments in securities that are not freely tradable due to Securities and Exchange Commission’s regulations. These restricted securities may not be sold except in exempt transactions or when they have become registered under the Securities Act of 1933. Investing in restricted securities generally poses a greater risk than investing in more widely held, publicly traded companies. Restrictions imposed on the sale of these securities and the lack of a secondary market may affect the timing and price obtained for such sales. The following is a list of restricted and illiquid securities valued by the Fund as of June 30, 2006:
Issuer	Type of Security	Acquisition Date	Acquisition Cost	Value	Value as a % of Partners’ Capital
LocatePlus Holdings Corporation	Common	7/8/05	$ 201,475	$ 50,059	0.11%
MK Resources Company	Common	11/20/97	180,527	252,809	0.54%
OneTravel Holdings, Inc.	Common	4/15/05	257,890	4,689	0.01%
Pfsweb, Inc.	Common	6/1/06	300,000	300,000	0.64%
Uranium Resources, Inc.	Common	4/19/06	315,001	315,001	0.67%
Vertical Communications, Inc.	Common	9/28/04	214,947	130,260	0.28%
Vertical Communications, Inc.	Common	9/28/05	161,178	97,675	0.21%
E Ink Corporation	Preferred	11/7/05	241,773	241,773	0.52%
Verdasys, Inc. Series B	Preferred	9/3/04	201,478	254,668	0.54%
Zhongpin, Inc.	Preferred	1/31/06	171,000	171,000	0.36%
Primal Solutions, Inc. 5%	Corp. Bond	3/31/06	11,000	11,000	0.02%
Total restricted and illiquid securities			$2,256,269	$1,828,934	3.90%

NOTE 13 - CREDIT RISK CONCENTRATION:

Cash and cash equivalents consist principally of balances held in a custodial account with Banc of America Securities LLC. The balances are insured by the Securities Investor Protection Corporation up to $500,000, including $100,000 for free cash balances. Net cash balances and securities in excess of these limits are protected by a guarantee provided by the broker’s parent company, Bank of America Corporation, in the amount of $300,000,000 per account.

SPECIAL SITUATIONS FUND III, L.P.

(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2005 is Unaudited)

NOTE 14 - PROXY VOTING (UNAUDITED):

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available (1) without charge, upon request, by calling (212) 207-6500 or (2) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (212) 207-6500 or (2) on the SEC’s website at www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

NOTE 15 - FORM N-Q (UNAUDITED):

The Fund files a complete Portfolio of Investments for the first and third quarters of its fiscal year with the SEC on Form N-Q within 60 days of the end of such fiscal quarter. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.  Code of Ethics.

Not Applicable at this time.

Item 3.  Audit Committee Financial Expert.

Not Applicable at this time.

Item 4.  Principal Accountant Fees and Services.

Not Applicable at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments

The Schedule of Investments is included in the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable at this time.

Item 8.     Portfolio Managers of Closed-End Management Investment Companie.

Not Applicable at this time.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable at this time.

Item 10.    Submission of Matters to a Vote of Security Holders.

A Special Meeting of Partners was held on March 29, 2006 to vote to (1) amend the Fund’s Agreement to limit semi-annual repurchase offers by the Fund to partners to a maximum of 5% of Units outstanding per semi-annual period (or 10% per year) and (2) increase the repurchase request deadline for electing to accept a repurchase offer from the Fund from 14 days to 60 days prior to the repurchase pricing date. These Safe Harbor Amendments passed with majority consent.

The Fund submitted a request for an exemption of the Investment Company Act of 1940 to the Commission in May 2005 to allow for the repurchase request deadline to be more than 14 days from the repurchase pricing date. Commission approval is still pending on this exemption request. Due to the timing and uncertainty of the Commission’s response, and to ensure the continuance of the taxation of the Fund as a partnership, the Individual General Partners have requested the Limited Partners to consent to the suspension of the Fund’s current mandatory semi-annual repurchase policies. Such suspension shall be in effect until such time the exemption request is granted or the Individual General Partners deem it is in the best interest of the Fund to resume such policies. Should the Limited Partners consent to the suspension, they agree to rely solely on the authority of the Individual General Partners to make repurchase offers in their sole discretion. Although the Individual General Partners are not required to make semi-annual repurchase offers, it is their intention to make such offers within the guidelines that ensure the Fund will continue to be taxed as a partnership. Limited Partners had until June 19, 2006 to submit their consent cards, on which date it passed with majority consent.

Item 11.     Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) NOT APPLICABLE.

(a)(2) CERTIFICATIONS REQUIRED BY ITEM 11(a)(2) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.CERT.

(b) CERTIFICATIONS REQUIRED BY ITEM 11(b) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By: _/s/Austin Marxe__
Austin Marxe, Principal Executive Officer

Date: September 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: _/s/Austin Marxe___
Austin Marxe, Principal Executive Officer

Date: September 6, 2006

By: _/s/ Rose M. Carling_
Rose M. Carling, Principal Financial Officer

Date: September 6, 2006